Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 23, 2015
Fair Value Disclosures [Abstract]
Change in fair value of financial liabilities	$ 0	$ 51	$ 45	$ 20	$ 0
Convertible preferred stock warrant liability						$ 93